Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated deficit	$ (7,859,960)	$ (193,668)	$ (173,848)
Working capital	$ 931,443	$ 58,870
Substantial Doubt about Going Concern, Management's Evaluation	The Company plans to fund its future operations by potential sales of its common stock or by issuing debt securities. However, there is no assurance that IronClad will be able to achieve these objectives, therefore substantial doubt about its ability to continue as a going concern exists.	The Company plans to fund its future operations by joint venturing or obtaining additional financing from investors and/or lenders. However there is no assurance that the Company will be able to achieve these objectives, therefore substantial doubt about its ability to continue as a going concern exists.